Total
Easterly Hedged Equity Fund
JAMES ALPHA FUNDS TRUST

James Alpha Funds Trust

FUND	Class A	Class C	Class I	Class R6
Easterly Hedged Equity Fund	JDAEX	JDCEX	JDIEX	JDSEX

Supplement dated September 8, 2021 to the Prospectus, Summary Prospectus, and
Statement of Additional Information of the Easterly Hedged Equity Fund

dated March 22, 2021, as amended August 23, 2021

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information.

Effective September 7, 2021, the section titled “Fees and Expenses of the Fund:” beginning on page 24 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 74 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.75%	NONE	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	NONE	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price	NONE	1.00%	NONE	NONE
Redemption Fee	NONE	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R6
Management Fees	1.20%	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	1.00%	NONE	NONE
Other Expenses[1]	0.39%	0.38%	0.39%	0.38%
Interest/Dividend Expenses[1]	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses[1,2]	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement	1.95%	2.69%	1.70%	1.69%
Fee Waiver and/or Expense Reduction/ Reimbursement	(0.34)%	(0.33)%	(0.34)%	(0.59)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement[3]	1.61%	2.36%	1.36%	1.10%
1.	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
2.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Total Annual Fund Operating Expenses in the above fee table will not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
3.	Pursuant to an operating expense limitation agreement between Easterly Funds LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.50%, 2.25%, 1.25%, and 0.99%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through March 19, 2023. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Easterly has agreed to not seek reimbursement for management fees waived and Fund expenses it paid prior to the closing date of the reorganization of the predecessor series of The Saratoga Advantage Trust into the Fund.

Effective September 7, 2021, the section titled “Expense Example:” beginning on page 24 of the Prospectus is deleted in its entirety and replaced with the following:

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be:

If the shares are redeemed at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$729	$1,087	$1,503	$2,660
Class C	$339	$770	$1,361	$2,964
Class I	$138	$467	$855	$1,944
Class R6	$112	$413	$800	$1,886

If the shares are not redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A	$729	$1,087	$1,503	$2,660
Class C	$239	$770	$1,361	$2,964
Class I	$138	$467	$855	$1,944
Class R6	$112	$413	$800	$1,886

Effective September 7, 2021, the corresponding table in the section titled “Investment Adviser” beginning on page 69 of the Prospectus and in the section titled “Advisory Agreement” beginning on page 39 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Fund Name	Class A	Class C	Class I	Class R6
Easterly Global Real Estate Fund	1.69%	2.37%	1.04%	0.94%
Easterly Hedged High Income Fund	2.38%	2.98%	1.84%	1.38%
Easterly Global Macro Fund	N/A	N/A	1.48%	0.93%
Easterly Hedged Equity Fund	1.50%	2.25%	1.25%	0.99%
Easterly Multi Strategy Alternative Income Fund	2.23%	2.98%	1.98%	1.48%

Effective September 2, 2021, the last paragraph of the section titled “Investment Sub-Advisory Agreements” beginning on page 41 of the Statement of Additional Information is deleted in its entirety.

***

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and
Statement of Additional Information, each dated March 22, 2021, as amended August 23, 2021.
Please retain this Supplement for future reference.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 74 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES
Shareholder Fees - Easterly Hedged Equity Fund	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.75%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	none	none	none	none
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price	none	1.00%	none	none
Redemption Fee	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Easterly Hedged Equity Fund		Class A	Class C	Class I	Class R6
Management Fees		1.20%	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.39%	0.38%	0.39%	0.38%
Interest/Dividend Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses	[1],[2]	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement		1.95%	2.69%	1.70%	1.69%
Fee Waiver and/or Expense Reduction/ Reimbursement		(0.34%)	(0.33%)	(0.34%)	(0.59%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement	[3]	1.61%	2.36%	1.36%	1.10%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Total Annual Fund Operating Expenses in the above fee table will not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	Pursuant to an operating expense limitation agreement between Easterly Funds LLC, the Fund's investment manager ("Easterly" or the "Adviser"), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.50%, 2.25%, 1.25%, and 0.99%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through March 19, 2023. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Easterly has agreed to not seek reimbursement for management fees waived and Fund expenses it paid prior to the closing date of the reorganization of the predecessor series of The Saratoga Advantage Trust into the Fund.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be:

If the shares are redeemed at the end of each period:
Expense Example - Easterly Hedged Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	729	1,087	1,503	2,660
Class C	339	770	1,361	2,964
Class I	138	467	855	1,944
Class R6	112	413	800	1,886

If the shares are not redeemed:
Expense Example, No Redemption - Easterly Hedged Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	729	1,087	1,503	2,660
Class C	239	770	1,361	2,964
Class I	138	467	855	1,944
Class R6	112	413	800	1,886